Schedule II—Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II—Valuation and Qualifying Accounts
Schedule II—Valuation and Qualifying Accounts

(In millions) for the years ended December 31,	2024	2023	2022
Accounts Receivable—Allowance for Doubtful Receivables
Balance at beginning of period	$40	$38	$28
Additions charged to expenses	17	12	11
Deductions from reserves [1]	(31)	(10)	(1)
Balance at end of period	$26	$40	$38
Inventory—Obsolescence Reserve
Balance at beginning of period	$8	$4	$6
Additions charged to expenses	41	14	18
Deductions from reserves [2]	(14)	(10)	(20)
Balance at end of period	$35	$8	$4
Deferred Tax Assets—Valuation Allowance
Balance at beginning of period	$738	$703	$700
Additions [3]	122	47	125
Deductions from reserves [3]	(88)	(12)	(122)
Balance at end of period	$772	$738	$703
1.Deductions include write-offs, recoveries and currency translation adjustments.
2.Deductions include disposals and currency translation adjustments.
3.Additions and Deductions include currency translation adjustments.